Reconciliation Between Provision for Income Taxes to Income Before Income Taxes and Actual Provision of Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Income Tax Disclosure [Abstract]
Net income before provision for income taxes	$ 23,771	$ 28,410		$ 51,084
PRC statutory tax rate	25.00%	25.00%		25.00%
Income tax at statutory tax rate	5,943	7,103		12,771
Expenses not deductible for tax purposes	574	550		230
Effect of income tax exemptions	(10,104)	(4,470)		(6,567)
Effect of income tax rate difference in other jurisdictions	233	1,916		1,901
Change in valuation allowance	467	1,655		1,427
Withholding tax relating to distributable earnings	3,614	14,296
Expense adjustment related to non-taxable income		1,182	[1]
Total income tax expenses	$ 727	$ 22,232		$ 9,762

[1]	The adjustment is related to non-deductible expenditure incurred in connection to income claimed for VAT refund for prior periods.